Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Right-of-Use Assets and Lease Liabilities [Line Items]
Lease expense	$ 459,914	$ 525,840	$ 723,210
Motor Vehicle [Member]
Right-of-Use Assets and Lease Liabilities [Line Items]
Finance lease term		36 years
Maximum [Member] | Hong Kong [Member]
Right-of-Use Assets and Lease Liabilities [Line Items]
Operating lease term	3 years
Minimum [Member] | Hong Kong [Member]
Right-of-Use Assets and Lease Liabilities [Line Items]
Operating lease term	2 years